Organization and Business (Details) - shares	Sep. 14, 2020	Sep. 30, 2021	Jun. 03, 2021
Accounting Policies [Abstract]
Percentage of energy supply			100.00%
Common shares to the shareholders (in Shares)		111,000,000
Percentage of ownership		62.00%
Percentage of ownership remaining		38.00%
Convertible promissory note, description	the Company entered into a Senior Secured Convertible Promissory Note with Rainmaker (the “Rainmaker Note”), pursuant to which the Company loaned Rainmaker the principal amount of $3.1 million comprised of: (a) a new advance of $1.85 million paid to Rainmaker on October 1, 2020, (b) the principal and any interest owing under existing promissory notes issued by Rainmaker to two investors on April 2, 2020 in the aggregate amount of $1.1 million, which indebtedness was assigned to the Company on May 4, 2020 (the “Assigned Notes”), and (c) a promissory note receivable in the amount of $150,000 issued to the Company on August 4, 2020 (the “Original Note”). The Assigned Notes and the Original Note are included in the principal amount of the Rainmaker Note and therefore, the Assigned Notes and the Original Notes are deemed cancelled. The Rainmaker Note is secured as a registered lien under the Uniform Commercial Code and the Personal Property Security Act (Ontario) against the assets of Rainmaker and shall bear interest at the rate of 10% per annum. The principal and interest accrue monthly and are due and payable in full to the Company on September 14, 2023.